Accounts payable for business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Accounts payable for business combination
Remaining acquisition cost	R$ 48,817
Retained amount	30,000
Other	6,909
Total	85,726	R$ 133,573
Current	48,923		R$ 0
Non-current	36,803		R$ 0
Total	R$ 85,726	R$ 133,573